Investment Strategy	Oct. 31, 2025
Palmer Square Income Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities. The types of debt securities in which the Fund may invest include, but are not limited to, (i) asset-backed securities, including collateralized loan obligations (“CLOs”) and mortgage-backed securities, (ii) corporate bonds, notes, debentures and commercial paper, (iii) securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored entities, (iv) bank loans, (v) senior secured floating rate and fixed rate loans or debt, (vi) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and (vii) credit derivatives, including credit default swaps. The Fund may invest a significant portion of its assets a limited number of investment types. The Fund’s investment strategy involves active and frequent trading.

The Fund’s investments in asset-backed securities may be comprised of loans or leases secured by motor vehicles or other equipment, consumer receivables from sources such as credit cards or student loans, or cash flows from operating assets such as royalties and leases.

Mortgage-backed securities in which the Fund may invest include those issued or guaranteed by federal agencies and/or U.S. Government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may also invest in commercial mortgage-backed securities (“CMBS”) and collateralized mortgage-backed securities (“CMOs”) issued or guaranteed by private entities.

The Fund may invest in debt securities of any maturity and credit quality. Under normal market conditions, Palmer Square Capital Management LLC (the “Advisor”) expects that the Fund will invest primarily in securities rated investment grade at time of purchase. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by Moody’s, S&P, or Fitch, or another Nationally Recognized Statistical Rating Organization (“NRSRO”), determined by the Advisor, to be of comparable credit quality. However, the Fund may invest up to 30% of its net assets in high yield securities — securities rated below investment grade that generally have higher yields and higher risks than investment grade securities. High yield securities, commonly referred to as “junk bonds”, are rated below investment grade by at least one of Moody’s, S&P or Fitch (or if unrated, determined by the Advisor to be of comparable credit quality to high yield securities).

The Advisor anticipates the Fund’s average portfolio duration under normal market conditions to be less than two years. Duration is a measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates.

For the purposes of achieving the Fund’s investment objectives, hedging risks, and enhancing liquidity, the Fund may also employ derivatives, such as: puts and calls on U.S. Treasury futures; options, swaps and other interest rate derivatives; and credit default swaps and their associated derivatives on selected entities or indexes (where the Fund may act as either buyer or seller). As it pertains to the Advisor’s use of derivatives for hedging, risks that can be quantitatively measured and managed include interest rate risk (duration and convexity, which is the change to duration as interest rates change), prepayment risk, spread risk and volatility risk. The Advisor’s goal is not to eliminate all risk, but to assume only those risks the Advisor views as offering a strong risk/return profile. Additionally, the Fund may employ the types of derivatives referenced above in order to achieve its investment objectives by, among other practices, replicating a certain type of credit exposure, obtaining short or long exposures to credit and/or interest rates, or taking a position in light of a potential appreciation or depreciation in value of a company’s securities. The Advisor anticipates that, in general, the net long exposure of the Fund will not exceed

100% and the Fund will not have a net short exposure. The Fund will include the market value of its derivative positions based on debt securities or interest rates for purposes of determining whether it holds at least 80% of its net assets in debt securities.

In pursuing the Fund’s investment objectives, the Advisor uses a blend of top-down analysis which includes macro analysis, cross-asset relative value analysis, and sector monitoring, and bottom-up analysis which involves individual issuer and management analysis and security/transaction evaluation that seeks to identify debt securities that it believes can provide highly competitive rate yields and total return over the long term with relatively mitigated credit risk.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities.
Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities rated investment grade at time of purchase. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch’’) or, if unrated by Moody’s, S&P, Fitch, or another Nationally Recognized Statistical Rating Organization (“NRSRO”), determined by Palmer Square Capital Management LLC (the “Advisor”), the Fund’s advisor, to be of comparable credit quality. The types of debt securities in which the Fund may invest include, but are not limited to, (i) asset-backed securities, including collateralized loan obligations (“CLOs”) and mortgage-backed securities, (ii) corporate bonds, notes, debentures and commercial paper, (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (iv) bank loans, (v) senior secured floating rate and fixed rate loans or debt, and (vi) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt. The Fund may invest a significant portion of its assets in a limited number of investment types. The Fund’s investment strategy involves active and frequent trading.

The Fund’s asset-backed securities investments may be comprised of loans or leases secured by motor vehicles or other equipment, consumer receivables from sources such as credit cards or student loans, or cash flows from operating assets such as royalties and leases.

Mortgage-backed securities in which the Fund may invest include those issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may also invest in commercial mortgage-backed securities (“CMBS”) and collateralized mortgage-backed securities (“CMOs”) issued or guaranteed by private entities.

The Fund’s investments will generally be U.S. dollar denominated. While the Fund may invest in securities of any maturity, the Fund will maintain an average portfolio duration under normal market conditions of less than one year. Duration is a measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates.

In pursuing the Fund’s investment objectives, the Advisor uses a blend of top-down analysis, which includes macro analysis, analysis of valuation metrics across credit sectors, and sector monitoring, and bottom-up analysis, which involves individual issuer and management analysis and security/transaction evaluation that seeks to identify debt securities that it believes can provide highly competitive rate yields and total return over the long term with relatively mitigated credit risk.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities rated investment grade at time of purchase.